STOCK OPTION PLAN AND WARRANTS (Details 3) (Warrant [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Warrant [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Shares, Outstanding at Beginning of Year (in shares)	3,883,641	2,797,219
Shares, Granted (in shares)	674,909	1,086,422
Shares, Exercised (in shares)	(530,000)	0
Shares, Forfeited or Canceled (in shares)	(279,000)	0
Shares, Outstanding at End of Year (in shares)	3,749,550	3,883,641
Shares, Warrants Exercisable at Year-End (in shares)	3,749,550	3,883,641
Weighted-Average Fair Value of Warrants Granted During the Year (in dollars per share)	$ 0.15	$ 0.33
Weighted - Average Exercise Price,Outstanding at Beginning of Year (in dollars per share)	$ 1.00	$ 1.33
Weighted - Average Exercise Price, Granted (in dollars per share)	$ 1.36	$ 1.24
Weighted - Average Exercise Price, Exercised (in dollars per share)	$ 0.96	$ 0
Weighted - Average Exercise Price, Forfeited or Canceled (in dollars per share)	$ 1.08	$ 0
Weighted - Average Exercise Price, Outstanding at End of Year (in dollars per share)	$ 0.97	$ 1.00
Weighted - Average Exercise Price, Options Exercisable at Year-End (in dollars per share)		$ 1.00